Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Table Of Provisions

	December 31, 2020	December 31, 2019
Other provisions	2,633,845	3,310,543
Provisions commercial claims	1,957,932	2,605,366
Provisions labor-related	250,904	278,001
Provisions tax claims	182,951	143,757
Others	242,058	283,419
Provisions for reorganization	2,029,162	2,690,285
Financial guarantees and loan commitments	1,364,594	1,233,260

TOTAL	6,027,601	7,234,088

Table Of Change In Provisions

Accounts	Balances as of December 31, 2019	Increases	Provisions reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2020
- Other provisions	3,310,543	1,124,419	(28,587)	(742,649)	(1,029,881)	2,633,845
Provisions commercial claims	2,605,366	750,096	—	(630,636)	(766,894)	1,957,932
Provisions labor-related	278,001	139,933	—	(72,920)	(94,110)	250,904
Provisions tax claims	143,757	119,771	—	(26,773)	(53,804)	182,951
Others	283,419	114,619	(28,587)	(12,320)	(115,073)	242,058
- Provisions for reorganization	2,690,285	2,858,723	(646,586)	(2,328,094)	(545,166)	2,029,162
- Financial guarantees and loan commitments	1,233,260	537,694	—	—	(406,360)	1,364,594

TOTAL PROVISIONS	7,234,088	4,520,836	(675,173)	(3,070,743)	(1,981,407)	6,027,601

Accounts	Balances as of December 31, 2018	Increases	Provisions used	Balances as of December 31, 2019
- Other provisions	2,826,834	3,200,103	(2,716,394)	3,310,543
Provisions commercial claims	2,251,611	2,648,272	(2,294,517)	2,605,366
Provisions labor-related	354,470	175,162	(251,631)	278,001
Provisions tax claims	146,001	92,895	(95,139)	143,757
Others	74,752	283,774	(75,107)	283,419
- Provisions for reorganization	—	3,188,547	(498,262)	2,690,285
- Financial guarantees and loan commitments	750,442	482,866	(48)	1,233,260

TOTAL PROVISIONS	3,577,276	6,871,516	(3,214,704)	7,234,088

Table Of Provisions And Expected To Settle

December 31, 2020
Provisions	Within 12 months	After 12 months
Other provisions	1,129,070	1,504,775
Provisions commercial claims	826,610	1,131,322
Provisions labor-related	78,737	172,167
Provisions tax claims	69,429	113,522
Others	154,294	87,764
Provisions for reorganization	2,029,162	—
Financial guarantees and loan commitments	1,364,594	—

December 31, 2019
Provisions	Within 12 months	After 12 months
Other provisions	1,215,982	2,094,561
Provisions commercial claims	873,356	1,732,010
Provisions labor-related	59,532	218,469
Provisions tax claims	44,703	99,054
Others	238,391	45,028
Provisions for reorganization	2,690,285	—
Financial guarantees and loan commitments	1,233,260	—